The Company and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes
The Company and Basis of Presentation

NOTE 1 — THE COMPANY AND BASIS OF PRESENTATION

Financial Statement Presentation — The accompanying condensed consolidated financial statements for NABUfit Global, Inc. ( "NABUfit Global") and its wholly-owned subsidiary NABUfit Global ApS ("NABUfit Denmark") (collectively "NABUfit," "we", or "the Company") are presented in conformity with accounting principles generally accepted in the United States of America.

Nature of Operations — The Company designs, manufactures and markets the NABUfit virtual training and fitness products and services, a state-of-the-art online fitness portal ("NABUfit" or, the "Product") with the option of connecting existing and future monitoring devices (wearables, etc.) to the portal. The Product incorporates interaction and input through Microsoft® Kinect® and other technologies and the option for personal data collection, coaching and teaching through mentor services.

Customers obtain access to the Product portal through the purchase of monthly or annual memberships and the downloading of the software or mobile device application.  The Product provides custom designed training plans, diet plans and access to mentors and coaching.

Through Microsoft® Kinect®, the NABUfit technology collects data and measures each exercise relatively to a set standard and past performances.  Based on the data collection and registration in the Kinect® module the user will receive immediate feedback, e.g. as a percentage, a graphic or an emoticon depending on how well the exercise has been performed. This provides a unique quality assurance ensuring maximum effect of the training. The quick feedback will also reduce the risk of injuries and streamline time spent on training.  Users can access training data, statistics and results online or through mobile device applications.

Membership of the portal will be divided into two levels – a basic membership and a VIP membership.  The difference between the levels of membership will be primarily based upon the access to features and to mentors.

The portal also offers a social forum for its users, where users can interact with like-minded members and train with them virtually. Some people will experience increased motivation by being part of a group. The member can allow others to see all or part of his profile. The personal profiles of the members can be matched, so the portal will suggest network and training mates, and thereby helping to ensure the optimum composition. It will be possible to do real-time training with training mates by sharing the screen in a videoconference on the portal.

NOTE 1 — THE COMPANY AND BASIS OF PRESENTATION

Organization — The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America and include the operations and balances of NABUfit Global, Inc. (formerly CryptoSign, Inc., StrategaBiz, Inc., Agricon Global Corporation and BayHill Capital Corporation) ("NABUfit Global") and its wholly-owned subsidiary NABUfit Global ApS ("NABUfit Denmark") a company organized in Denmark on June 26, 2015 (collectively "NABUfit," "we", or "the Company").  NABUfit Global was incorporated in May 1983 in the State of Colorado and re-incorporated in the State of Delaware in April 2008.  Effective June 20, 2014 the Company sold its prior subsidiary and became a shell company.

On November 30, 2015, we consummated the transaction evidenced by an Agreement and Plan of Share Exchange (the "Share Exchange Agreement") dated October 8, 2015 by and among NABUfit Global and NABUfit Denmark, pursuant to which NABUfit Global acquired from the NABUfit Denmark shareholders ("NABUfit Shareholders") all of the issued and outstanding equity interests of NABUfit Denmark in exchange for 15,500,000 shares of NABUfit Global (the "Share Exchange").  As a result of the Share Exchange, the NABUfit Shareholders, as the former shareholders of NABUfit Denmark, became the controlling shareholders of the Company and NABUfit Denmark became a subsidiary of the Company.  The Share Exchange was accounted for as a reverse merger/recapitalization effected by a share exchange, wherein NABUfit Denmark is considered the acquirer for accounting and financial reporting purposes.  The capital, share price, and earnings per share amount in the consolidated financial statements for the period prior to the reverse merger were restated to reflect the recapitalization in accordance with the exchange ratio established in the merger.

As a result of the Share Exchange, we discontinued our pre-exchange business, acquired the business of NABUfit Denmark and will continue the existing business operations of NABUfit Denmark as a publicly traded company under the name "NABUfit Global, Inc."

In accordance with "reverse merger" or "reverse acquisition" accounting treatment, the historical financial statements of NABUfit Global for periods ended prior to the Share Exchange have been replaced with the historical financial statements of NABUfit Denmark, and will be, in all future filings with the SEC.

Nature of Operations — The Company designs, manufactures and markets the NABUfit virtual training and fitness products and services, a state-of-the-art online fitness portal ("NABUfit" or, the "Product") with the option of connecting existing and future monitoring devices (wearables, etc.) to the Portal. The Product incorporates interaction and input through Microsoft® Kinect® and other technologies and the option for personal data collection, coaching and teaching through mentor services.

Customers obtain access to the Portal through the purchase of monthly or annual memberships and the downloading of the software or mobile device application.  The Product provides custom designed training plans, diet plans and access to mentors and coaching.

Through Microsoft® Kinect®, the NABUfit technology collects data and measures each exercise relatively to a set standard and past performances.  Based on the data collection and registration in the Kinect® module the user will receive immediate feedback, e.g. as a percentage, a graphic or an emoticon depending on how well the exercise has been performed. This provides a unique quality assurance ensuring maximum effect of the training. The quick feedback will also reduce the risk of injuries and streamline time spent on training.  Users can access training data, statistics and results online or through mobile device applications.

Membership of the portal will be divided into two levels – a basic membership and a VIP membership.  The difference between the levels of membership will be primarily based upon the access to features and to mentors.

The portal also offers a social forum for its users, where users can interact with like-minded members and train with them virtually. Some people will experience increased motivation by being part of a group. The member can allow others to see all or part of his profile. The personal profiles of the members can be matched, so the portal will suggest network and training mates, and thereby helping to ensure the optimum composition. It will be possible to do real-time training with training mates by sharing the screen in a videoconference on the portal.